Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Capital Group Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond ETF
Class Name	Capital Group Core Bond ETF
Trading Symbol	CGCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Bond ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 14	0.27% *
*Annualized.
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 2,473,000,000
Holdings Count | Holding	665
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 2,473
Total number of portfolio holdings	665
Portfolio turnover rate including mortgage dollar roll transactions	55%
Portfolio turnover rate excluding mortgage dollar roll transactions	32%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Core Plus Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Plus Income ETF
Class Name	Capital Group Core Plus Income ETF
Trading Symbol	CGCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $ 10,000 investment )
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34% *
*Annualized.
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 5,170,000,000
Holdings Count | Holding	1,304
Investment Company, Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 5,170
Total number of portfolio holdings	1,304
Portfolio turnover rate including mortgage dollar roll transactions	201%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital Group High Yield Bond ETF
Shareholder Report [Line Items]
Fund Name	Capital Group High Yield Bond ETF
Class Name	Capital Group High Yield Bond ETF
Trading Symbol	CGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group High Yield Bond ETF (the "fund") for the period from June 24, 2025, commencement of operations, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based o
n a hy
pothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHY	$ 1 *	0.39% †
*
Based on operations for the period from June 24, 2025 to June 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 1	[2]
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 49,804,000
Holdings Count | Holding	115
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 49,804
Total number of portfolio holdings	115
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets)
Capital Group International Bond ETF (USD-Hedged)
Shareholder Report [Line Items]
Fund Name	Capital Group International Bond ETF(USD-Hedged)
Class Name	Capital Group International Bond ETF(USD-Hedged)
Trading Symbol	CGIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 23	0.45% *
*Annualized.
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 49,850,000
Holdings Count | Holding	184
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 49,850
Total number of portfolio holdings	184
Portfolio turnover rate including mortgage dollar roll transactions	101%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal Income ETF
Class Name	Capital Group Municipal Income ETF
Trading Symbol	CGMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothe tical $1 0,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 13	0.27% *
*Annualized.
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 3,361,000,000
Holdings Count | Holding	1,640
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,361
Total number of portfolio holdings	1,640
Portfolio turnover rate	14%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s invest ment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Municipal High-Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal High-Income ETF
Class Name	Capital Group Municipal High-Income ETF
Trading Symbol	CGHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 205,262,000
Holdings Count | Holding	665
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 205,262
Total number of portfolio holdings	665
Portfolio turnover rate	16%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Short Duration Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Income ETF
Class Name	Capital Group Short Duration Income ETF
Trading Symbol	CGSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 1,325,000,000
Holdings Count | Holding	866
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,325
Total number of portfolio holdings	866
Portfolio turnover rate including mortgage dollar roll transactions	85%
Portfolio turnover rate excluding mortgage dollar roll transactions	16%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Short Duration Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Municipal Income ETF
Class Name	Capital Group Short Duration Municipal Income ETF
Trading Symbol	CGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 709,427,000
Holdings Count | Holding	637
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 709,427
Total number of portfolio holdings	637
Portfolio turnover rate	34%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Ultra Short Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Ultra Short Income ETF
Class Name	Capital Group Ultra Short Income ETF
Trading Symbol	CGUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 9	0.18% *
*Annualized.
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 56,010,000
Holdings Count | Holding	183
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 56,010
Total number of portfolio holdings	183
Portfolio turnover rate	70%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group U.S. Multi-Sector Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Multi-Sector Income ETF
Class Name	Capital Group U.S. Multi-Sector Income ETF
Trading Symbol	CGMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 2,857,000,000
Holdings Count | Holding	1,291
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 2,857
Total number of portfolio holdings	1,291
Portfolio turnover rate including mortgage dollar roll transactions	34%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.
[2]	Based on operations for the period from June 24, 2025 to June 30, 2025. Expenses for the full 6 months would be higher.